Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Total reserves [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2014	68,728,321
Balance at Dec. 31, 2014	$ 87,083,931	$ 10,372,323	$ 299,982	$ 333,452	$ 11,005,757	$ (58,453,102)	$ 39,636,586
Statement Line Items [Line Items]
Share-based payments		950,740			950,740		950,740
Private placements, net (in shares)	8,926,666
Private placements, net	$ 8,229,361		180,267		180,267		8,409,628
Transfer of net assets pursuant to spin-out	(11,828,963)						(11,828,963)
Finders' warrants issued pursuant to private placement			19,325		19,325		19,325
Shares issued pursuant to mill option agreement (in shares)	407,997
Shares issued pursuant to mill option agreement	$ 273,358						273,358
Total comprehensive loss for the year				(332,452)	(333,452)	(1,144,525)	(1,477,977)
Fair value of finders’ warrants transferred to share capital
Fair value of cashless stock options transferred to share capital
Balance (in shares) at Dec. 31, 2015	78,062,984
Balance at Dec. 31, 2015	$ 83,757,687	11,323,063	499,574		11,822,637	(59,597,627)	35,982,697
Statement Line Items [Line Items]
Share-based payments		1,869,010			1,869,010		1,869,010
Private placements, net (in shares)	3,229,082
Private placements, net	$ 4,073,728						4,073,728
Finders' warrants issued pursuant to private placement			17,918		17,918		17,918
Shares issued pursuant to mill option agreement (in shares)	182,000
Total comprehensive loss for the year						(4,023,504)	(4,023,504)
Shares issued for cash on exercise of finders’ warrants (in shares)	35,200
Shares issued for cash on exercise of finders’ warrants	$ 27,104						27,104
Fair value of finders’ warrants transferred to share capital	$ 5,984		(5,984)		(5,984)
Shares issued for cash on exercise of warrants (in shares)	4,592,667
Shares issued for cash on exercise of warrants	$ 7,130,747						7,130,747
Shares issued for cash on exercise of stock options	143,490						143,490
Fair value of cash stock options transferred to share capital	$ 43,180	(43,180)			(43,180)
Shares issued on cashless exercise of stock options (in shares)	63,510
Shares issued on cashless exercise of stock options
Fair value of cashless stock options transferred to share capital	$ 108,300	(108,300)			(108,300)
Balance (in shares) at Dec. 31, 2016	86,165,443
Balance at Dec. 31, 2016	$ 95,290,220	13,040,593	511,508		13,552,101	(63,621,131)	45,221,190
Statement Line Items [Line Items]
Share-based payments		2,693,070			2,693,070		2,693,070
Private placements, net (in shares)	12,377,207
Private placements, net	$ 18,934,727						18,934,727
Finders' warrants issued pursuant to private placement			180,691		180,691		180,691
Shares issued pursuant to mill option agreement (in shares)	1,107,000
Total comprehensive loss for the year						(5,231,295)	(5,231,295)
Shares issued for cash on exercise of finders’ warrants (in shares)	30,472
Shares issued for cash on exercise of finders’ warrants	$ 43,205						43,205
Fair value of finders’ warrants transferred to share capital	$ 12,797		(12,797)		(12,797)
Shares issued for cash on exercise of warrants (in shares)	1,986,667
Shares issued for cash on exercise of warrants	$ 1,986,667						1,986,667
Shares issued for cash on exercise of stock options	1,105,290						1,105,290
Fair value of cash stock options transferred to share capital	$ 496,859	(496,859)			(496,859)
Shares issued on cashless exercise of stock options (in shares)	532,836
Shares issued on cashless exercise of stock options
Fair value of cashless stock options transferred to share capital	387,930	(387,930)			(387,930)
Shares issuance cost on cashless exercise of options	$ (203,232)						(203,232)
Balance (in shares) at Dec. 31, 2017	102,199,625
Balance at Dec. 31, 2017	$ 118,054,463	$ 14,848,874	$ 679,402		$ 15,528,276	$ (68,852,426)	$ 64,730,313